Common Stock and Stock-Based Awards - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of Shares, Beginning Balance	14,940,034
Number of Shares, Granted	2,508,553
Number of Shares, Exercised	(260,640)
Number of Shares, Forfeited	(2,343,835)
Number of Shares, Ending Balance	14,844,112	14,940,034
Vested or expected to vest	14,844,112
Number of Shares, Options exercisable	10,488,694
Weighted Average Exercise Price, Beginning Balance	$ 10.03
Weighted Average Exercise Price, Granted	5.44
Weighted Average Exercise Price, Exercised	3.36
Weighted Average Exercise Price, Forfeited	8.3
Weighted Average Exercise Price, Ending Balance	9.64	$ 10.03
Weighted Average Exercise Price, Vested or expected to vest	9.64
Weighted Average Exercise Price, Options exercisable	$ 10.09
Weighted Average Remaining Contractual Term, Outstanding	5 years 8 months 15 days	7 years 3 months
Weighted Average Remaining Contractual Term	5 years 7 months 28 days
Weighted Average Remaining Contractual Term, Options exercisable	4 years 7 months 9 days
Aggregate Intrinsic Value, Outstanding	$ 0	$ 11,608
Aggregate Intrinsic Value	0
Aggregate Intrinsic Value, Options exercisable	$ 0